Overview:	12 Months Ended
Dec. 31, 2021
Overview:
Overview:

Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR or the Company) is a Mexican company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. ASUR and its subsidiaries are collectively referred to as “the Company”, “ASUR” or “the Group”.

The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V. In addition, Aeropuerto de Cancún, S. A. de C. V. (Cancún Airport) has a more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products.

In June 1998, the Mexican Department of Communications and Transportation (SCT by its Spanish initials) granted to the Company’s subsidiaries concessions to administer, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. The term of the concessions may be extended by the parties under certain circumstances, in accordance with Article 15 of the Airports Law that establishes, among other things: 1) it had fulfilled the conditions set out in the respective title; 2) if requested before the five years of the concession’s validity begun, and 3) accept the new conditions.

Notwithstanding the Company’s rights to administer, operate, exploit, develop and, if applicable, build the nine airports pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. Upon expiration of the Company’s concessions, these assets, including any improvements made during the term of the concessions, automatically revert to the Mexican federal government.

Through its subsidiary Cancún Airport, the Company holds 60% of the shares of Aerostar Airport Holding, LLC (Aerostar), which operates and manages Aeropuerto Internacional Luis Muñoz Marín (LMM Airport) in San Juan, Puerto Rico, and 100% of the shares of Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), domiciled in the city of Medellín, Colombia, which operates and administers, through a single concession (contract 8000011-OK), the following six Airports: Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal.

As of December 31, 2019, the Company's outstanding capital stock was held by the investing public (66.54)%, and placed in New York (NYSE) and Mexico (BMV), Inversiones and Airport Techniques, SAPI de C.V. (ITA) (7.65)%, CHPAF Holdings, S.A.P.I de C. V. (13.51)%, and Inversiones Productivas Kierke, S. A. de C. V. (12.31)%.

At December 31, 2021 and 2020, the Companyʼs outstanding capital stock was held by the investing public (66.54)% and has been paced at securities market in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65)%, CHAPF Holdings, S.A.P.I. de C. V.  (13.51)%, and Inversiones Productivas Kierke, S. A. de C. V. (12.31)%. Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

Significant events – COVID-19 effects

During March 2020, the World Health Organization (WHO) declared a world pandemic in relation to coronavirus disease (COVID-19). Governments responded to COVID-19 in many ways, by restricting commercial activities and social interaction, among others. These measures had significant effects in the Group's airports. The number of passengers, both nationwide and worldwide, has decreased as a result of travel restrictions and temporary closure of terminals in 2020, which had an impact on the Company’s aeronautical and non-aeronautical activities. Since the COVID-19 pandemic was declared a world health emergency, the Company’s daily operations have been affected due to the social distancing requirements, lockdown measures imposed by the authorities and government restrictions. Among the COVID-19 effects on the services provided by the Company, as well as the recovery in 2021, we highlight the following:

a.

Mexico - In year 2021, there is a recovery of passenger traffic compared to the year 2020 where to optimize resources, terminals 2 and 3 of the Cancun International Airport were temporarily shut down as of April 11 and 18 of 2020, respectively. On July 14 2020, terminal 2 was reopened, and terminal 3 resumed operations until October 1, 2020. During 2021, there were no terminal closures. The total increase in passengers in the year 2021 in Mexico was 76.28% compared to the year 2020 in which there was a total decrease in passengers in the year compared to 2019 of 51.60%.

b.

Colombia - In the year 2021, there is a significant recovery in passenger traffic compared to the year 2020 where flight suspensions were presented by the Colombian government from March 23, 2020 to September 21, 2020, with the exception of humanitarian emergencies, transportation of cargo and goods. Further, domestic flights were suspended from March 25, 2020 to September 1, 2020. Starting in September 2020, commercial flights were gradually reestablished, this situation affected the operations of our subsidiary Airplan, which remained temporarily closed in that period because of this government restriction. During 2021, there were no terminal closures or flight suspensions by the Colombian government. The increase in total passengers in 2021 was  149.82% compared to 2020, where there was a total decrease in Airplan passengers of 65.00% compared to 2019.

c.

Puerto Rico - In the year 2021, there is a significant recovery in passenger traffic compared to the year 2020, where despite the fact that the LMM airport remained open and operational, it did so with substantially reduced volumes of flights and passengers. The increase in passengers in the year 2021 compared to the previous year was 99,83% while the total decrease in passengers in the year 2020 was  48.70% compared to the previous year.

d.

The Company has established protocols to preserve the health and safety of passengers and essential operational staff in the airports it operates. Also, the Company has supplied protection equipment for the staff working on-site and has followed disinfection practices in accordance with the guidelines provided by local health authorities. In addition, the Company continues with a home working policy for the staff, whenever possible.

Below are the main impacts of COVID-19 on the Company's Consolidated Financial Statements for the fiscal year ended on December 31, 2021 and 2020:

e.

Clients - In 2020 the Company into contracts with clients to extend the payment term of accounts receivables, which were guaranteed by promissory notes that were signed at the beginning of the contract. These documents have a maturity period no longer than a year, at an interest rate of the Federal Treasury Certificates (Cetes) plus 7 points for 1.5 years, in the case of Mexico, and of Fixed Term Deposits (DTF) plus 4 points, in the case of Airplan. At December 31, 2020, the balances of these notes receivable signed by Mexico and Airplan amount to Ps.185,140 and Ps.60,617, respectively. Due to their nature, they are recognized within the Clients item as they are services provided by the Company arising from its usual business with clients, which were exchanged in consideration of a guarantee of collection or promissory note at the execution of the contract. During 2021, the Company received payments from these documents in Mexico and Airplan for Ps.180,677 and Ps.60,617, respectively. As of December 31, 2021, the balance of these notes’ receivable entered into by Mexico amounts to Ps.4,463, while Airplan’s notes receivable were settled by customers. (See Note 6.2).

f.

Impairment of accounts receivable - According to the Company's assessment on clients, the consolidated accounts receivable impairment reserve shows a net decrease in 2021 of Ps.28,519 and an increase in 2020 of Ps.154,417 . The impact in the accounts receivable impairment reserve for the years 2021 and 2020, was reflected in Mexico, with an increase of Ps.9,331 and Ps.70,470, respectively, in Aerostar a decrease in 2021 of Ps.36,275 and an increase in 2020 of Ps.50,842 while Airplan reflected a decrease in 2021 of Ps.1,575 and an increase in 2020 of Ps.33,105. (See Note 6.3).

g.

Mexico’s concession – On March 31, 2021, the Federal Civil Aviation Agency in Mexico (AFAC) authorized the reduction and modification of the Capital investments provided for in the Master Development Plan (MDP) for the period 2019-2033.

On August 19, 2020, through the Civil Aviation Federal Agency (AFAC), the Ministry of Communication and Transportation (SCT) accepted the Company’s request to delay (defer) certain investments amounting to Ps.2,292,355 that were scheduled for 2020 to be realized in 2021. This deferral does not modify our quinquennial Master Development Program, which we plan to achieve according to the stipulated amount and five-year period established. This was a one-off concession without any additional cost due to the COVID-19 contingency affecting the production and construction industries, which prevented works to continue and new contracts to be entered into.

h.

Bank loans - i) On June 29, 2020, Mexico obtained BBVA Bancomer’s approval for a Ps.1,500,000 credit line, over a term of eighteen months as from that date, which was not used, as of December 31, 2021 the credit line contract is not longer available as it has expired. ii) On September 29, 2021, the loan with Santander for Ps.20,000,000 was settled and a new loan was obtained for Ps.2,650,000 at the 28-day TIIE rate plus 1.5 points maturing on September 28, 2024 and iii) On October 13, 2021 Ps.1,960,000 is paid to liquidate the loan with BBVA Bancomer and on October 15, 2021, BBVA Mexico grants a simple credit for the amount of Ps.2,000,000 that can be used for corporate expenses with a term of 7 years, ending on October 13, 2028, at an annual interest rate equivalent to the 28-day TIIE rate plus an applicable margin. (See Note 10).

On April 1, 2020 Aerostar disposed of a line of revolving credit of Banco Popular de Puerto Rico for USD10,000 (approximately Ps.239,200) and the 30th of December 2020, another revolving loan was approved, with Banco Popular de Puerto Rico, for USD20,000 (approximately Ps.399,010) with a term of three years, and which has not been disposed of as of the date of these consolidated financial statements.

The subsidiary Airplan obtained in year 2020 a loan amounting to COP11,612,000 (approximately Ps.67,041), falling due in one year. (See Note 10).

i.

The General Meeting of Stockholders held on April 23, 2020 decided to delegate the power to decree and pay ordinary dividends to the Board of Directors, which were approved on June 29, 2021 and paid on October 1, 2021  (See Note 12).

j.

Airplan did not comply with its financial commitments on September 30 and December 31, 2020. Before December 31, 2020, the Company was granted waivers of its financial obligations in the syndicated loan agreement as from the measurement date of the third quarter of 2020 until the first quarter of 2021. In 2021, all the members of the syndicated loan agreement granted waivers to the Company until the first quarter of 2022, however as of December 31, 2021, the Company complied with its financial commitments. (See Notes 10, 18.2 and 18.4).

k.

Revenue – During 2021, in line with the increase in passenger traffic, there was an increase in consolidate revenues, excluding construction services, of 74.7% compared to 2020, which presented a reduction in passenger traffic and as well a reduction in revenues. Consolidated aeronautical revenues excluding construction services of 42.5% compared to the year ended December 31, 2019. Consolidated aeronautical revenues showed an increase in 2021 compared to the previous year of 73.8% and a decrease in 2020 compared to the previous year of 43.6% while that non-aeronautical revenues reflected an increase of 75.2% in 2021 and a decrease of 40.6% in 2020 compared to the previous year. (See Note 3).

l.

Grants. - In 2020 Aerostar received a grant offer from the Federal Aviation Administration (FAA) under the Federal CARES Act approved by the United States Government for a total amount of USD33,417 (approximately Ps.717,590). During 2020 the subsidiary received USD17,125 (approximately Ps.367,752) and during 2021 the subsidiary received USD16,292 (approximately Ps.333,477). As of December 31, 2021, the Company has requested and obtained all the resources under this program. (See Note 4.1 and Note 17.22).

On February 18, 2021, official confirmation was received from the FAA granting Aerostar approval for Federal assistance under the Coronavirus Response and Relief Supplemental Appropriation Act (CRRSA Act) for a total amount of USD10,577. (approximately Ps.210,574). During the year 2021, the Company received the amount of USD983 (approximately Ps.20,122), for reimbursements of verifications presented to the authority, which are presented net of the expense or cost corresponding to 2021. As of December 31, 2021 there are no conditions not met or other contingencies related to these grants. (See Note 4.1 and Note 17.22).

On November 5, 2021, the FAA provided subsidiary Aerostar an airport rescue grant offer under the American Rescue Plan Act (ARPA) for a total amount of USD35,716 (approximately Ps.731,106). As of December 31, 2021, there are no unfulfilled conditions or other contingencies related to these grants. As of December 31, 2021, the Company has not used these resources and did not directly benefit from any other form of government assistance. (See Note 17.22).